Spinoff Transaction (Tables)	12 Months Ended
Dec. 31, 2024
Reorganizations [Abstract]
Summary of Spinoff Transaction Indemnity Balances
The following table summarizes the indemnity-related balances with the Company's Former Parent at December 31, 2024:

U.S.$ millions		As at December 31, 2024
Transaction	Note	Gross Asset (Liability)	Former Parent Net Asset (Liability) [1]	Net Asset (Liability)
Keystone XL contractual recoveries [2]	13	56	48	8
Variable toll disputes - CER [3]	13, 24	114	98	16
Variable toll disputes - FERC [3]	7, 24	(51)	(44)	(7)
MP-14 costs [4]	13, 24	(30)	(26)	(4)
1.Represents the net asset (liability) attributable to the Former Parent.
2.Contractual recoveries from backstop agreements as a result of the cancellation of the Keystone XL project.
3.Ongoing variable toll disputes filed by customers with the CER and FERC.
4.Amounts related to estimated costs for the MP-14 pipeline incident that occurred in 2022.